Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[1,2]	Average Summary Compensation Table Total for Non-PEO NEOs[1]	Average Compensation Actually Paid to non-PEO NEOs[1,2]	Value of Initial Fixed $100 Investment Based On:		Net Income	Earnings[5]
					Farmer Mac's TSR[3]	Peer Group TSR[4]
2025	$4,025,608	$3,377,507	$973,922	$669,428	$277	$197	$207,415,000	$209,975,000
2024	$3,260,876	$5,264,320	$1,128,717	$1,385,556	$281	$199	$207,193,000	$180,862,000
2023	$5,631,233	$8,776,626	$1,249,902	$1,880,797	$284	$139	$200,003,000	$172,053,000
2022	$3,532,666	$3,094,824	$1,136,013	$1,033,285	$152	$134	$178,144,000	$125,598,000
2021	$3,211,156	$5,060,035	$1,045,533	$1,465,036	$161	$151	$136,089,000	$111,842,000

Company Selected Measure Name	Earnings
Named Executive Officers, Footnote	Mr. Nordholm served as the PEO in all five years presented. The Non-PEO NEOs included for 2025 consisted of former executive officers Aparna
Ramesh and Stephen Mullery, current executive officers Mr. Brinch, Mr. Carpenter, Ms. Hayhurst, and Mr. Pullins, and former interim principal financial officer Gregory N. Ramsey. The Non-PEO NEOs included for 2021 through 2024 consisted of Ms. Ramesh, Mr. Carpenter, Chief Credit
Officer Marc J. Crady, and Mr. Mullery.

Peer Group Issuers, Footnote	Farmer Mac selected the companies included in the S&P 500 Financial Services Index as the peer group to show a peer group TSR compared to
Farmer Mac's TSR. Farmer Mac has presented the performance of the S&P 500 Financial Services Index in the performance graphs included in its annual reports to stockholders since 2007. Farmer Mac's relative performance against the S&P 500 Financial Services Index is also one of the metrics used in the March 9, 2023 award of performance-based RSUs to Mr. Nordholm designed to retain him as Farmer Mac's PEO through early 2026 and to reward performance.

PEO Total Compensation Amount	$ 4,025,608	$ 3,260,876	$ 5,631,233	$ 3,532,666	$ 3,211,156
PEO Actually Paid Compensation Amount	$ 3,377,507	5,264,320	8,776,626	3,094,824	5,060,035
Adjustment To PEO Compensation, Footnote	To calculate CAP, the amounts shown below were deducted from and added to total compensation shown in the SCT. Farmer Mac has no pension plans or other defined benefit programs that affect the recalculation of the compensation disclosed under the SCT. Dividend equivalents paid in cash on vested RSUs are already included in the SCT totals for the PEO and the other NEOs.
RECONCILIATION OF PEO'S SCT TOTAL TO PEO'S CAP:

Year	SCT Total	Cumulative Deductions from SCT Total[i]	Cumulative Additions to SCT Totalii	CAP
2025	$4,025,608	$1,899,173	$1,251,072	$3,377,507
RECONCILIATION OF AVERAGE NON-PEO NEO SCT TOTAL TO AVERAGE NON-PEO NEO CAP:

Year	SCT Total	Cumulative Deductions from SCT Total[i]	Cumulative Additions to SCT Totalii	CAP
2025	$973,922	$494,041	$189,547	$669,428
(i)Represents the grant date fair value of equity-based awards granted. No change in pension value is reported for 2025. More detail about the specific deductions and additions to the SCT totals to arrive at the CAP totals is presented in the separate "Adjustments" table below.
(ii)Reflects the value of equity calculated in accordance with the SEC's methodology for determining CAP. More detail about the specific deductions and additions to the SCT totals to arrive at the CAP totals is presented in the separate "Adjustments" table below.

Adjustments	2025
	PEO	Average of Other NEOs
SCT Amounts	$4,025,608	$973,922
Adjustments for defined benefit and actuarial pension plans
(Subtract): Aggregate change in actuarial present value included in SCT Amounts for the covered fiscal year	$—	$—
Add: Service cost for the covered fiscal year	$—	$—
Add: Prior service cost for the covered fiscal year	$—	$—
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	$(1,587,089)	$(295,055)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$1,251,072	$189,547
Add/(Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(77,612)	$(45,132)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$—	$—
Add/(Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(234,472)	$(37,069)
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$(116,785)
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$—	$—
CAP Amounts (as calculated)	$3,377,507	$669,428

Non-PEO NEO Average Total Compensation Amount	$ 973,922	1,128,717	1,249,902	1,136,013	1,045,533
Non-PEO NEO Average Compensation Actually Paid Amount	$ 669,428	1,385,556	1,880,797	1,033,285	1,465,036
Adjustment to Non-PEO NEO Compensation Footnote	To calculate CAP, the amounts shown below were deducted from and added to total compensation shown in the SCT. Farmer Mac has no pension plans or other defined benefit programs that affect the recalculation of the compensation disclosed under the SCT. Dividend equivalents paid in cash on vested RSUs are already included in the SCT totals for the PEO and the other NEOs.
RECONCILIATION OF PEO'S SCT TOTAL TO PEO'S CAP:

Year	SCT Total	Cumulative Deductions from SCT Total[i]	Cumulative Additions to SCT Totalii	CAP
2025	$4,025,608	$1,899,173	$1,251,072	$3,377,507
RECONCILIATION OF AVERAGE NON-PEO NEO SCT TOTAL TO AVERAGE NON-PEO NEO CAP:

Year	SCT Total	Cumulative Deductions from SCT Total[i]	Cumulative Additions to SCT Totalii	CAP
2025	$973,922	$494,041	$189,547	$669,428
(i)Represents the grant date fair value of equity-based awards granted. No change in pension value is reported for 2025. More detail about the specific deductions and additions to the SCT totals to arrive at the CAP totals is presented in the separate "Adjustments" table below.
(ii)Reflects the value of equity calculated in accordance with the SEC's methodology for determining CAP. More detail about the specific deductions and additions to the SCT totals to arrive at the CAP totals is presented in the separate "Adjustments" table below.

Adjustments	2025
	PEO	Average of Other NEOs
SCT Amounts	$4,025,608	$973,922
Adjustments for defined benefit and actuarial pension plans
(Subtract): Aggregate change in actuarial present value included in SCT Amounts for the covered fiscal year	$—	$—
Add: Service cost for the covered fiscal year	$—	$—
Add: Prior service cost for the covered fiscal year	$—	$—
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	$(1,587,089)	$(295,055)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$1,251,072	$189,547
Add/(Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(77,612)	$(45,132)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$—	$—
Add/(Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(234,472)	$(37,069)
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$(116,785)
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$—	$—
CAP Amounts (as calculated)	$3,377,507	$669,428

Tabular List, Table

Earnings (Core Earnings before Credit)
Total Revenues
Business Volume
Ratio of Substandard Assets to Regulatory Capital
Compliance with applicable capital requirements
Net charge-offs
90-day delinquencies

Total Shareholder Return Amount	$ 277	281	284	152	161
Peer Group Total Shareholder Return Amount	197	199	139	134	151
Net Income (Loss)	$ 207,415,000	$ 207,193,000	$ 200,003,000	$ 178,144,000	$ 136,089,000
Company Selected Measure Amount	209,975,000	180,862,000	172,053,000	125,598,000	111,842,000
PEO Name	Mr. Nordholm
Additional 402(v) Disclosure	Farmer Mac's TSR is based on the performance of its Class C Non-Voting Common Stock.
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings (Core Earnings before Credit)
Non-GAAP Measure Description	As described in more detail in the CD&A, "Earnings" (sometimes referred to as "Core Earnings Before Credit") is the non-GAAP financial measure of "core earnings" reported by Farmer Mac, excluding the after-tax effects of provisions for losses, gains or losses on fair value, or sale of REO property. See "Compensation Discussion and Analysis—Approach to Incentive Compensation—Short-Term Incentive Compensation." For a
reconciliation of Farmer Mac's GAAP net income attributable to common stockholders to non-GAAP core earnings, see "Management's
Discussion and Analysis of Financial Condition and Results of Operations—Results of Operations" in Farmer Mac's Annual Report on Form 10-K
for the year ended December 31, 2025.

Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Business Volume
Measure:: 4
Pay vs Performance Disclosure
Name	Ratio of Substandard Assets to Regulatory Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Compliance with applicable capital requirements
Measure:: 6
Pay vs Performance Disclosure
Name	Net charge-offs
Measure:: 7
Pay vs Performance Disclosure
Name	90-day delinquencies
PEO
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Deductions	$ 1,899,173
Adjustment to Compensation Amount, Additions	1,251,072
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,587,089)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,251,072
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,612)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(234,472)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Deductions	494,041
Adjustment to Compensation Amount, Additions	189,547
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(295,055)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	189,547
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,132)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,069)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,785)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0